Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 170	$ 110	$ 129
Other comprehensive income (loss), net of tax:
Currency translation adjustments arising during the period	(57)	(202)	(271)
Less: reclassification adjustment for gains on disposal of equity investment		(10)
Foreign currency translation adjustments	(57)	(212)	(271)
Net unrealized gains arising during the period			1
Net unrealized gains (losses) on securities			1
Net unrealized (losses) gains arising during the period	(33)	(117)	(111)
Less: reclassification adjustment for (income) losses included in net income	9	170	2
Net unrealized gains (losses) on derivatives	(24)	53	(109)
Prior service cost arising during the period		2
Net gains (losses) arising during the period	(8)	3	(50)
Less: amortization of prior service cost included in net periodic pension cost	1	1	1
Defined benefit pension plans	(7)	6	(49)
Other comprehensive (loss) income, net of tax	(88)	(153)	(428)
Comprehensive income (loss)	82	(43)	(299)
Less: comprehensive income (loss) attributable to noncontrolling interest	6	6	2
Comprehensive income (loss) attributable to the company's stockholders	$ 76	$ (49)	$ (301)